Equity - Summary of unrealized results (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning period	S/ (168,300)	S/ 836,773	S/ 442,905
Effect of changes in the discount rates of pension reserves,	1,518,484	1,389,995	(331,990)
Unrealized gain (loss) from equity instruments at fair value through other comprehensive income, net of unrealized gains (loss)	(21,663)	145,899	8,175
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income	(16,313)	(451,898)	24,154
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	(1,848,192)	(1,986,046)	791,762
Transfer to realized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	14,263	(249,689)	(193,683)
Transfer of impairment loss (recovery) on debt instruments at fair value through other comprehensive income	12,746	(30,994)	32,865
Variation for net unrealized loss on cash flow hedges	(70,170)	68,615	(38,924)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	16,030	13,371	24,574
Translation of foreign operations	(50,165)	95,674	76,935
Ending period	(613,280)	(168,300)	836,773
Equity instruments at fair value [Member]
Disclosure of classes of share capital [line items]
Beginning period	(8,787)	297,212	264,883
Unrealized gain (loss) from equity instruments at fair value through other comprehensive income, net of unrealized gains (loss)	(21,663)	145,899	8,175
Transfer to retained earnings from realized gain (loss) from equity instruments at fair value through other comprehensive income	(16,313)	(451,898)	24,154
Ending period	(46,763)	(8,787)	297,212
Debt instruments at fair [Member]
Disclosure of classes of share capital [line items]
Beginning period	(599,626)	1,667,103	1,036,159
Unrealized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	(1,848,192)	(1,986,046)	791,762
Transfer to realized gain (loss) from debt instruments at fair value through other comprehensive income, net of unrealized gain (loss)	14,263	(249,689)	(193,683)
Transfer of impairment loss (recovery) on debt instruments at fair value through other comprehensive income	12,746	(30,994)	32,865
Ending period	(2,420,809)	(599,626)	1,667,103
Insurance premiums reserves [Member]
Disclosure of classes of share capital [line items]
Beginning period	134,150	(1,255,845)	(923,855)
Effect of changes in the discount rates of pension reserves,	1,518,484	1,389,995	(331,990)
Ending period	1,652,634	134,150	(1,255,845)
Cash flow hedges [Member]
Disclosure of classes of share capital [line items]
Beginning period	44,878	(37,108)	(22,758)
Variation for net unrealized loss on cash flow hedges	(70,170)	68,615	(38,924)
Transfer of realized loss on cash flow hedges to consolidated statement of income, net of realized gain	16,030	13,371	24,574
Ending period	(9,262)	44,878	(37,108)
Translation of foreign operations
Disclosure of classes of share capital [line items]
Beginning period	261,085	165,411	88,476
Translation of foreign operations	(50,165)	95,674	76,935
Ending period	S/ 210,920	S/ 261,085	S/ 165,411